Financial risk management (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 6,515	$ (8,340)	$ 5,487
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Total	9,871	(12,635)	8,317
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	$ (3,356)	$ 4,295	$ (2,830)